LEASES	6 Months Ended
Jun. 30, 2025
LEASES
LEASES

15.LEASES

The Group’s leases mainly related to building and the rights to use the land. The total expense related to short-term leases was insignificant for the six months ended June 30, 2024 and 2025, and sublease income of the Group which was recognized in revenues in the consolidated statements of comprehensive income was RMB80 and RMB76 for the six months ended June 30, 2024 and 2025, respectively.

A summary of supplemental information related to operating leases for the six months ended June 30, 2024 and 2025 is as follows:

	Six Months Ended June 30,
	2024		2025
Lease cost:
Operating fixed lease cost	2,085		1,990
Finance lease cost
— Amortization of ROU assets	41		48
— Interest on lease liabilities	63		65
Variable lease cost	134		114
Total lease cost	2,323		2,217

Other information:
Weighted average remaining lease term
Operating leases	13	years	14	years
Finance leases	27	years	26	years
Weighted average discount rate
Operating leases	6.14%		5.68%
Finance leases	4.32%		4.30%

As of June 30, 2025, the maturities of lease liabilities in accordance with ASC 842 in each of the next five years and thereafter are as follows:

	Total Operating	Total Finance
	Leases	Leases
Remainder of 2025	1,972	96
2026	3,841	194
2027	3,750	198
2028	3,608	201
2029	3,404	202
Thereafter	23,123	4,571

Total minimum lease payments	39,698	5,462

Less: amount representing interest	12,548	2,253

Present value of minimum lease payments	27,150	3,209

As of June 30, 2025, the Group has entered 13 lease contracts that the Group expects to account for as operating or finance leases, the future undiscounted lease payments for these non-cancellable lease contracts are RMB4,080, which is not reflected in the consolidated balance sheets.

Supplemental cash flow information related to leases for the six months ended June 30, 2024 and 2025 are as follows:

	Six Months Ended June 30,
	2024	2025
Cash paid for amounts included in the measurement of operating lease liabilities	2,255	2,108
Cash paid for amounts included in the measurement of finance lease liabilities	84	92
Non-cash right-of-use assets obtained in exchange for operating lease liabilities	1,566	406